18. Reserve for Warrants (Details)	12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 USD ($)	Nov. 23, 2021 shares
Description of Warrant Issuances	the Company issued 346,108 Warrants to subscribers of the Debentures. Debenture holders were eligible to receive such number of Warrants equal to half of the number of common shares issuable upon conversion of the Debentures at the conversion price of $1.25. Each Warrant is exercisable into one common share at an exercise price of $1.50 per Warrant until the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange. These Warrants were valued at $90,769, recorded to the warrants reserve after allocating, on a pro-rata basis, the $362,411 residual value of the Debentures between the debt and warrants components after the initial allocation of $442,589 of the $805,000 net proceeds received to the conversion feature
Debenture Transaction Costs	$ 2,025
Proceeds from exercise of warrants		$ 9.375
Warrants
Number of shares issued | shares			184,000